SUPPLEMENT DATED SEPTEMBER 12, 2006 TO THE STATEMENT
                   OF ADDITIONAL INFORMATION DATED MAY 1, 2006

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 47, please delete the table in its entirety, and replace it with the following:

------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
                                                                                          Number of
                                                                                          Portfolios in the   Other
                                Current        Length of                                  Fund Complex        Trusteeships held
Trustee/Officer (age) &         Position       Time        Principal Occupation for the   Overseen by the     by the Trustee
Address                         with Trust     Served      Past 5 Years                   Trustee
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
---------------------------------------------------------------------------------------------------------------------------------
Officers
---------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
Mark D. Nerud (40)              Vice           8/97 to     Chief Financial Officer of       Not Applicable      Not Applicable
1 Corporate Way                 President      present     the Adviser (11/00 to
Lansing, MI 48951                                          present) and Managing Board
                                Treasurer      12/02 to    Member of the Adviser (11/00
                                and Chief      present     to 11/03); Vice President,
                                Financial                  Treasurer, Chief Financial
                                Officer                    Officer of other Investment
                                                           Companies advised by the
                                                           Adviser; Vice President -
                                                           Fund Accounting &
                                                           Administration of Jackson
                                                           National Life Insurance
                                                           Company (1/00 to present)
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
Susan S. Rhee (34)              Vice           2/04 to     Secretary of the Adviser         Not Applicable      Not Applicable
1 Corporate Way                 President,     present     (11/00 to present);
Lansing, MI 48951               Counsel and                Assistant Vice President of
                                Secretary                  Jackson National Life
                                                           Insurance Company (8/03 to
                                                           present); Associate General
                                                           Counsel of Jackson National
                                                           Life Insurance Company (7/01
                                                           to present); Senior Attorney
                                                           of Jackson National Life
                                                           Insurance Company (1/00 to
                                                           7/01)
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
Steven J. Fredricks (36)        Chief          1/05 to     Attorney of Jackson National     Not Applicable      Not Applicable
1 Corporate Way                 Compliance     present     Life Insurance Company (2/02
Lansing, MI 48951               Officer                    to 1/05); Contract Attorney,
                                                           Godfrey & Kahn, S.C. (2001 -
                                                           2002); Assistant General
                                                           Counsel, Aid Association for
                                                           Lutherans (1997 to 2001)
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------
Daniel W. Koors (36)            Assistant      9/06 to     Assistant Vice President of      Not Applicable      Not Applicable
1 Corporate Way                 Treasurer      present     Jackson National Life
Lansing, MI 48951                                          Insurance Company (9/06 to
                                                           present); Partner of
                                                           Deloitte & Touche LLP
                                                           (2003 to June 2006);
                                                           Senior Manager of
                                                           Deloitte & Touche LLP
                                                           (2000 to 2003)
------------------------------- -------------- ----------- ------------------------------ ------------------- -------------------

This Supplement is dated September 12, 2006.

(To be used with V3180 Rev. 05/06)
                                                                  V_______ 09/06